Major exchange rates (Details)	12 Months Ended
	Dec. 31, 2021 € / $	Dec. 31, 2021 € / $ £ / $	Dec. 31, 2020 € / $	Dec. 31, 2020 € / $ £ / $	Dec. 31, 2019 € / $	Dec. 31, 2019 £ / $ € / $	Dec. 31, 2021 £ / $	Dec. 31, 2020 £ / $	Dec. 31, 2019 £ / $
Effects Of Changes In Foreign Exchange Rates [Abstract]
Closing rates (in Euro per USD/ Pound per USD)	1.1326	1.1326	1.2271	1.2271	1.1234	1.1234	1.3479	1.3649	1.3204
Average rates (in Euro per USD/ Pound per USD)	1.1894	1.3778	1.1384	1.2860	1.1213	1.2755